EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
EQUITY

25)	EQUITY

a)	Capital and shareholders’ rights

i.	Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31, 2023	On December 31, 2022

Common	5,330,304,681	5,338,393,881
Preferred	5,311,865,547	5,320,094,147
Subtotal	10,642,170,228	10,658,488,028
Treasury (common shares) (1)	-	(8,089,200)
Treasury (preferred shares) (1)	-	(8,228,600)
Total outstanding shares	10,642,170,228	10,642,170,228

(1) On April 18, 2023, the cancellation of all shares held in treasury issued by the Company (item d) was approved.

All the shareholders are entitled to receive, in total, a mandatory dividend of at least 30% of Bradesco’s annual net income, as shown in the statutory accounting records, adjusted by transfers to reserves. The Company has no obligation that is exchangeable for or convertible into shares. As a result, its diluted earnings per share is the same as the basic earnings per share.

In occurring any operation that changes the number of shares, simultaneously with the transaction in the Brazilian market, and with the same timeframes, an identical procedure is adopted in the international market, for the ADRs/GDRs traded in New York, USA, and Madrid, Spain.

b)	Reserves

Capital reserves

The capital reserve consists mainly of premiums paid by the shareholders upon subscription of shares. The capital reserve is used for (i) absorption of any losses in excess of accumulated losses and revenue reserves, (ii) redemption, reimbursement of purchase of shares, (iii) redemption of founders’ shares, (iv) transfer to share capital, and (v) payment of dividends to preferred shares, when this privilege is granted to them.

Revenue reserves

In accordance with Corporate Legislation, Bradesco and its Brazilian subsidiaries must allocate 5% of their annual corporate profit (as presented in the financial statements prepared in accordance with accounting practices adopted in Brazil (BRGAAP), applicable to institutions authorized to operate by the Central Bank of Brazil), after absorbing accumulated losses, to a legal reserve, the distribution of which is subject to certain limitations. The reserve can be used to increase capital or absorb losses, but cannot be distributed in the form of dividends.

The Statutory Reserve aims to maintain an operating margin that is compatible with the development of the Company’s active operations and may be formed by up to 100% of net income remaining after statutory allocations if proposed by the Board of Executive Officers, approved by the Board of Directors and ratified at the Shareholders’ Meeting, with the accumulated value limited to 95% of the Company’s paid-in capital share amount.

c)	Interest on equity/Dividends

The distribution of income is calculated on corporate income, as presented in the financial statements prepared in accordance with accounting practices adopted in Brazil (BRGAAP), applicable to institutions authorized to operate by the Central Bank of Brazil.

At a meeting of the Board of Directors on June 15, 2023, the Board of Directors approved the proposal for the payment of interest on shareholders' equity, related to the first half of 2023, in the amount of R$2,000,000 thousand, of which R$0.178997 per common share and R$0.196897 per preferred share, whose payment was made on July 6, 2023.

At a meeting of the Board of Directors on December 11, 2023, the Board's proposal for payment of interest on equity to shareholders was approved, as follows:

i.	interest on intermediate equity, relating to the second half of 2023, in the amount of R$2,000,000 thousand, being R$0.178997 per common share and R$0.196897 per preferred share, payment of which was made on January 2, 2024 ; and
ii.	complementary interest on equity, relating to the second half of 2023, in the amount of R$4,998,000 thousand, being R$0.447314 per common share and R$0.492046 per preferred share, payment of which will be made on June 28, 2024.

Interest on equity were paid or recognized in provisions, as follows:

Description	R$ thousands
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,246,162	336,924	1,909,238
Intermediary interest on shareholders’ equity paid	0.178723	0.196595	2,000,000	300,000	1,700,000
Supplementary interest on shareholders´ equity paid	0.530369	0.583406	5,926,000	888,900	5,037,100
Total year ended on December 31, 2022	0.916090	1.007699	10,172,162	1,525,824	8,646,338

Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,312,804	346,921	1,965,883
Intermediary interest paid on shareholders’ equity (1)	0.357994	0.393794	4,000,000	600,000	3,400,000
Supplementary interest on shareholders’ equity provisioned (2)	0.447314	0.492046	4,998,000	749,700	4,248,300
Total year ended on December 31, 2023	1.012306	1.113538	11,310,804	1,696,621	9,614,183
(1)	Paid on July 6, 2023 and January 2, 2024; and
(2)	To be paid on June 28, 2024.

d)	Treasury shares

In the Extraordinary Shareholders’ Meeting held on March 10, 2023, the cancellation of all shares held in the treasury issued by the Company, acquired through a share buyback program, consisting of 16,317,800 nominative-book-entry shares was approved, being 8,089,200 common shares and 8,228,600 preferred shares, without reduction of share capital approved by Bacen on April 18, 2023.

On October 31, 2023, the Board of Directors resolved to institute a new buyback program that authorizes Bradesco's Board of Executive Officers to acquire, in the period from November 07, 2023 to May 07, 2025, up to 106,584,881 book-entry, registered shares, with no par value, with up to 53,413,506 common shares and up to 53,171,375 preferred shares, to be held in treasury and subsequently cancelled, without reducing the capital stock.